Share Capital	3 Months Ended
Jan. 31, 2026
Share Capital [Abstract]
Share Capital
7.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of January 31, 2026, 1,499,838 (October 31, 2025 – 158,076) common shares were issued and outstanding.

b.	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares. Following the Reverse Split, holders of the Company’s common shares received 0.025 of a common share for every one common share held. All share amounts have been retroactively restated for all periods presented.

c.	Share transactions during the three months ended January 31, 2026:

(i)	During November 2025, the total Promissory Notes were converted into 107,912 Common Shares. (See Note 6).

(ii)	On November 13, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 23,956 common shares, and (ii) pre-funded warrants to purchase up to 74,604 common shares, in a registered direct offering, (the “First November 2025 Offering”) at a purchase price of $8.00 per common share and $7.996 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The November 2025 Offering closed November 13, 2025. The aggregate gross proceeds to the Company were approximately $0.788 million.

On November 17, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 99,794 common shares, and (ii) pre-funded warrants to purchase up to 37,950 common shares, in a registered direct offering, (the “Second November 2025 Offering”) at a purchase price of $10.0 per common share and $9.996 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Second November 2025 Offering closed November 17, 2025. The aggregate gross proceeds to the Company were approximately $1.377 million.

On November 19, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 273,125 common shares in a registered direct offering (the “Third November 2025 Offering”) at a purchase price of $8.00 per common share. The Third November 2025 Offering closed November 20, 2025. The aggregate gross proceeds to the Company were approximately $2.185 million.

On November 26, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of (i) 198,622 common shares, and (ii) pre-funded warrants to purchase up to 71,649 common shares, in a registered direct offering(the “Fourth November 2025 Offering”) at a purchase price of $4.8 per common share and $4.796 per pre-funded warrant. The pre-funded warrants are immediately exercisable at an exercise price of $0.004 per common share, subject to adjustment as set forth therein, and will not expire until exercised in full. The Fourth November 2025 Offering closed November 26, 2025. The aggregate gross proceeds to the Company were approximately $1.294 million.

On December 3, 2025, the Company entered into a securities purchase agreement with investors for the purchase and sale of 400,000 common shares, in a registered direct offering (the “December 2025 Offering”) at a purchase price of $4.00 per common share. The December 2025 Offering closed December 4, 2025. The aggregate gross proceeds to the Company were approximately $1.6 million.

(iii)	On November 14, 2025, April 2023 Warrants and January 2024 Warrants were exercised into 52,275 shares, resulting in gross proceeds of $183,122.

(iv)	On November 24, 2025, the Company issued 1,875 common shares in respect of RSUs that had been fully vested. The RSUs had an aggregate fair value of $10,200 at the time of issuance.

(v)	During the three months ended January 31, 2026, the Company committed to issue 600,000 pre-funded warrants to two third party consultants in respect of services rendered during the period. The pre-funded warrants we issued on February 3, 2026 (see note 15a).